Stockholders' equity and reserves (Details Textual) - MXN ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
		Apr. 26, 2017	Apr. 27, 2016	Apr. 22, 2015	Dec. 09, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 1998
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Debt to EBITDA ratio						2.75
Number of shares issued					57,000,000
Proportion of ownership interests held by non-controlling interests					9.50%
Capital redemption reserve			$ 494,940			$ 493,141	$ 449,641	$ 777,622	$ 180,000
Sale or issue of treasury shares						$ (1,800)	$ 1,067	$ 0
Dividend payables		$ 780,000	$ 780,000	$ 900,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 1.30	$ 1.30	$ 1.50
Reduction in dividend payable			$ 40	$ 838
Applicable tax rate						30.00%	30.00%	30.00%
Tax Bases On Contributions Made By Stockholders Taxfree Refunded						$ 2,834,872
Increase (decrease) through transfer to statutory reserve, equity						0	$ 0
Reserve of remeasurements of defined benefit plans						$ (98,938)	(86,774)	$ (97,196)
Treasury shares [member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Number of shares outstanding						20,000,000
Share premium [member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Sale or issue of treasury shares						$ 0	368	$ 0
Increase (decrease) through transfer to statutory reserve, equity						0	0
Actuarial Remeasurement [Member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Deferred tax expense (income)						$ 41,679	$ 36,466
BSACV [Member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Percentage of entity's revenue						63.00%	65.00%	67.00%
Series B registered shares [Member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Number of shares outstanding						600,000,000	600,000,000	600,000,000
Par value per share						$ 1	$ 1	$ 1
Familiar Trusts [Member] | Before the Transaction [Member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Number of shares outstanding	[1]					496,500,000
Number Of Shares Outstanding Percentage						82.75%
Top of range [member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Interest coverage ratio						3
Bottom of range [member]
Disclosure of Stockholders’ Equity and Reserves [Line Items]
Interest coverage ratio						1

[1]	All Series B shares with voting power.